SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 - SUBSEQUENT EVENTS:

1.	On February 5, 2026, the Company entered into a Securities Purchase Agreement with a single institutional investor (the “Purchaser”), pursuant to which the Company agreed to issue and sell, in a registered direct offering: (i) 4,000,000 Ordinary Shares, at an offering price of $0.70 per share; and (ii) pre-funded warrants to acquire up to 2,785,715 Ordinary Shares at an offering price of $0.6999 per re-funded warrant and (iii) private warrants, to purchase up to an aggregate of 6,785,715 Ordinary Shares at an exercise of $0.70 per share. The gross proceeds were approximately $4.7 million. To date, prefunded warrants to purchase 2,197,714 Ordinary Shares were exercised. The Company also amend the terms of 3,031,250 Private Warrants held by the same purchaser, which were issued in December 2023 from $1.28 per share to $0.70 per share, amended the expiration date from June 27, 2027 to February 5, 2031, and revised the fundamental transaction provision in the warrants and the cashless exercise provision with respect to computing the valuation of the Ordinary Shares. Following such amendments the Company concluded that the revised Warrants are indexed to the Company’s own stock and meet the conditions for equity classification, and thus should be reclassified within equity.

2.	Subsequent to December 31, 2025 and following the expiration of the March 2025 Sales Agreement due to expiration of the Company’s Registration Statement on Form F-3 (File No. 333-266748), the Company entered into a new sales agreement with A.G.P./Alliance Global Partners, as sales agent, pursuant to which the Company could offer and sell, from time to time, through the sales agent, Ordinary Shares pursuant to the ATM, having an aggregate offering price of up to $2,016.

3.	Subsequent to December 31, 2025, the second half of commitment fee amount of the SEPA, which represents 1% of the SEPA, or $250, was settled as agreed on the 30-day anniversary of the SEPA through the issuance of a variable number of Ordinary Shares determined based on the VWAP formula defined therein. Following the filing of the re-sale registration statement in connection with the SEPA, the Company’s share price declined. As a result, the Company issued the registered 245,098 Ordinary Shares as commitment shares in lieu of cash, which were valued at $231 based on the VWAP calculation as of the due date. The remaining balance of $19 was agreed to be settled in cash.